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                          [PACIFIC CAPITAL FUNDS LOGO]

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                   PROSPECTUS SUPPLEMENT DATED JUNE 11, 2004
                      TO PROSPECTUSES DATED APRIL 30, 2004
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The following information replaces the information in the section entitled "Fund
Management - Portfolio Managers" commencing on page 60 of the Class A/B/C Prospectus and page 49 of the Class Y Prospectus:

GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Howard Hodel, Bill Carpenter, Laughon Byrant, Aaron Nghiem and Jack Liu. Mr. Hodel, an Executive Vice President and Manager of the Adviser's registered investment adviser unit, has been head of Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Mr. Carpenter, a Vice President of the Adviser, rejoined the Adviser in 1999; he previously served as a small cap analyst for Greenville Capital Management from 1996 to 1998, as a Portfolio Manager for First Hawaiian Bank's Trust Division from 1985 to 1995 and as the Risk Manager for Bank of Hawaii from 1980 to 1984. Mr. Bryant, Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Nghiem, Vice President, serves as an Equity Risk and Senior Asset Allocation Analyst and has been with the Bank of Hawaii for 16 years. Mr. Liu, CFA, an Assistant Vice President, has served as an Equity Analyst for the Adviser since 2003; previously he served as an Equity Analyst with Cutler & Co., LLC from 2000 to 2003 and pursued his degree at the University of Pennsylvania from 1996 to 2000.

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    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE
                                   REFERENCE.

PCP0043S1